COMMITMENTS AND CONTINGENCIES (Details) (10-Q) In Millions, unless otherwise specified	9 Months Ended							9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 BRL	Sep. 30, 2013 Sellers [Member] USD ($)	Dec. 31, 2012 Sellers [Member] USD ($)	Dec. 31, 2011 Sellers [Member] USD ($)	Feb. 06, 2009 Sellers [Member] USD ($)	Jan. 31, 2008 Sellers [Member] USD ($)	Sep. 30, 2013 Diabco Life Sciences, LLC [Member] USD ($)	Dec. 31, 2012 Diabco Life Sciences, LLC [Member] USD ($)	Sep. 30, 2013 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member] USD ($)	Dec. 31, 2012 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member] USD ($)
Loss Contingencies [Line Items]
Damages sought by plaintiff									$ 0.5	$ 3.0	$ 3.0
Amount of second installment on purchase agreement being withheld				1.0		1.0
Amount held in escrow			1.9	1.9	1.9	2.0	2.0
Amount of escrow liability in accrued expenses			1.3	1.4	1.9
Pre-acquisition contingencies			0.7	0.6
Escrow balance available to settle remaining contingencies			1.4	1.4
Parent Company contribution to Nutra SA (in hundredths)	90.00%	90.00%
Future capital expenditures	1.1	2.5
Future capital expenditures included in accounts payable	0.6	1.3
Future capital expenditure contract	0.4	1.0
Period of court trial								1 day
Total damages stipulated by defendant								0.9
Damages expected to be awarded by court								$ 0.9